Note 2 - Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Jan. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

2. Property and Equipment

Property and equipment consist of the following:

	September 30, 2013	January 31, 2013
Machinery and equipment	$1,467,346	$2,424,874
Furniture and fixtures	143,240	646,643
Software	413,833	1,828,705
Leasehold improvements	275,285	269,087
	2,299,704	5,169,309
Less accumulated depreciation and amortization	350,907	4,206,240
Property and equipment, net	$1,948,797	$963,069

Depreciation and expense for the period April 20, 2013 through September 30, 2013 was $350,907. Depreciation expense for the Predecessor Company for the nine months ended October 31, 2012 was $248,307.

2. Property and Equipment

Property and equipment consist of the following at January 31, 2013, 2012 and 2011:

	2013	2012	2011
Machinery and equipment	$2,424,874	$2,378,246	$2,130,430
Furniture and fixtures	646,643	597,262	594,270
Software	1,828,705	1,563,979	1,340,607
Leasehold improvements	269,087	246,741	212,185
	5,169,309	4,786,228	4,277,492
Less accumulated depreciation and amortization	(4,206,240)	(3,870,399)	(3,381,866)
Property and equipment, net	$963,069	$915,829	$895,626

Depreciation and amortization expense for the years ended January 31, 2013, 2012 and 2011 was $528,485, $494,810 and $607,225, respectively.